Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (62,134)	$ (13,081)	$ (14,851)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	53,255	58,334	72,760
Vessel impairment losses	36,680	44,344	32,677
Navios Containers impairment loss	42,603	0	0
Non cash accrued interest income and amortization of deferred revenue	(12,638)	(12,522)	(12,512)
Non cash accrued interest income from receivable from affiliates	(279)	(272)	(204)
Amortization of operating lease right-of-use asset	378	0	0
Amortization and write-off of deferred financing cost and discount	10,916	7,258	9,744
Amortization of deferred dry dock and special survey costs	6,916	6,180	6,725
Equity in net earnings of affiliated companies	(2,532)	(3,957)	(866)
Equity compensation expense	2,018	2,450	1,904
Allowance for doubtful accounts	0	0	1,495
Loss on vessel disposal	0	53	1,260
Gain on change in control	0	0	(4,068)
Changes in operating assets and liabilities:
Net decrease/ (increase) in accounts receivable	4,649	(315)	(6,071)
Net increase in prepaid expenses and other current assets	(6,262)	(952)	(40)
Net increase in accounts payable	2,505	1,121	1,630
(Decrease)/ increase in accrued expenses	(75)	(3,776)	6,642
Decrease in amounts due to related parties	0	0	(11,105)
Increase/ (decrease) in deferred revenue	213	113	(2,200)
Net increase/ (decrease) in amounts due from related parties	17,528	(12,332)	(26,131)
Payments for dry dock and special survey costs	(22,928)	(4,327)	(3,290)
Operating lease liabilities short and long-term	(418)	0	0
Net cash provided by operating activities	70,395	68,319	53,499
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	5,978	76,264	113,818
Deposits for vessels acquisitions	0	0	(9)
Acquisition/ additions of vessels and favorable lease terms, net of cash acquired	(21,166)	(115,902)	(158,241)
Change to acquisition of Navios Containers assets and favorable lease terms, net of cash	0	0	(115,884)
Navios Containers repayment of seller’s credit	0	0	14,000
Change in control of Navios Containers, including disposed cash	0	0	(19,757)
Deposit for option to acquire vessel	(2,533)	(2,853)	(2,770)
Investment in affiliates	0	(14,460)	(10,000)
Repayments of notes receivable	4,687	4,688	4,687
Loans receivable from affiliates	(4,000)	(15,625)	(9,005)
Note receivable from affiliates	0	0	(4,050)
Net cash used in investing activities	(17,034)	(67,888)	(187,211)
FINANCING ACTIVITIES:
Cash distributions paid	(13,550)	(10,261)	0
Net proceeds from issuance of general partner units	8	805	2,638
Proceeds from issuance of common units, net of offering costs	0	33,373	98,774
Proceeds from noncontrolling interest	0	0	17,324
Common units issuance cost for Navios Europe I loans	0	0	(726)
Proceeds from long-term debt and financial liability, net	386,530	83,300	514,703
Repayment of long-term debt and financial liability	(448,215)	(74,881)	(546,465)
Deferred financing cost	(4,688)	(1,245)	(7,802)
Share Buyback program	(4,499)	0	0
Proceeds from long-term borrowing of Navios Containers, net of financing cost	0	0	60,111
Net cash (used in)/ provided by financing activities	(84,414)	31,091	138,557
(Decrease)/ increase in cash, cash equivalents and restricted cash	(31,053)	31,522	4,845
Cash, cash equivalents and restricted cash, beginning of period	61,455	29,933	25,088
Cash, cash equivalents and restricted cash, end of period	30,402	61,455	29,933
Supplemental disclosures of cash flow information
Cash interest paid	32,869	35,244	26,630
Non cash financing activities
Equity compensation expense	2,018	2,450	1,904
Issuance of common units for transfer of Navios Europe I loans	0	0	28,697
Receivable from affiliates	0	0	(29,423)
Accrued deferred financing costs	0	410	0
Debt assumed for the acquisition of four drybulk vessels	(37,000)	0	0
Non cash investing activities
Notes receivable	0	0	(7,540)
Other than temporary impairment on dividend in kind	0	560	0
Distribution of Navios Containers’ shares	0	4,243	0
Accrued interest on loan receivable from affiliates	281	327	278
Loans receivable from affiliates	(15,205)	0	0
Acquisition of vessels	$ 96,461	$ 0	$ 0